Commitments and Contingencies	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINCENGIES

NOTE 15 – COMMITMENTS AND CONTINCENGIES

Operating Leases

The Company entered into various operating lease agreements for office space. As a result of the adoption Topic 842, the Company recognized RMB2,057,797 (approximately $295,000) of right-of-use assets and corresponding short-term leasing liabilities recorded in "Lease liabilities, current" and long-term leasing liabilities recorded in "Lease Liabilities, noncurrent" in total of RMB 1,356,772 (approximately $194,000) on the consolidated balance sheet as of January 1, 2019. The adoption had no material impact on the company's consolidated statements of operations and comprehensive loss for the year ended December 31, 2019 or the opening balances of retained earnings as of January 1, 2019.

The company leases office space under non-cancelable operating lease agreements, which expire at various dates through 2022. As of December 31, 2019, the Company's operating leases had a weighted average remaining lease term of 2.76 years and a weighted average discount rate of 4.85%. Future lease payments under operating leases as of December 31, 2019 were as follows:

December 31, 2019
2020	$379,638
2021	374,550
2022	301,183
Total future lease payments	1,055,371
Less imputed interest	(67,707)
Total lease liabilities	987,664
Less: current portion	(339,330)
Operating lease liability, non-current	$648,334

Lease expense is recognized on a straight-line basis over the lease term. For the year ended December 31, 2019, the Company had operating lease costs of $358,965. Cash paid for amounts included in the measurement of operating lease liabilities was $246,178, and operating lease right-of-use assets obtained in exchange for new operating lease liabilities was $1,001,193 during the year ended December 31, 2019. Total rent expense for the year ended December 31, 2018 was $272,926.